CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
General and administrative	$ 21,668	$ 2,933,223	$ 2,262,578	$ 2,934,401	$ 762,878	$ 7,788,993
Professional fees	12,000	6,541	53,314	25,087	66,049	17,502
Loss on acquisition of intangible assets					875,000
Total operating expenses	33,668	2,939,764	2,315,892	2,959,488	1,703,927	7,806,495
Loss from operations	(33,668)	(2,939,764)	(2,315,892)	(2,959,488)	(1,703,927)	(7,806,495)
Other expenses
Interest expense	(9,813)	(1,428)	(27,716)	(15,460)	(29,795)	(28,412)
Total expenses	(9,813)	1,428	(27,716)	(15,460)	(29,795)	(28,412)
Net loss before tax provision	(43,481)	(2,938,336)	(2,343,608)	(2,974,948)	(1,733,722)	(7,834,907)
Tax provision	0	0	0	0	0	0
Net loss from continuing operations					(1,733,722)	(7,834,907)
Net loss from discontinued operations before tax provision					0	(160,218)
Tax provision for discontinued operations					0
Net loss from discontinued operations					0	(160,218)
Net loss	$ (43,481)	$ (2,938,336)	$ (2,343,608)	$ (2,974,948)	$ (1,733,722)	$ (7,995,125)
Net loss per common share from continuing operations - basic and diluted					$ (0.02)	$ (0.11)
Net loss per common share from discontinued operations- basic and diluted					0	(0.00)
Net loss per common share - basic and diluted	$ (0.00)	$ (0.03)	$ (9.62)	$ (0.04)	$ (0.02)	$ (0.12)
Net loss per common share - basic and diluted
Weighted average number of common shares outstanding - basic and diluted	109,634,536	85,634,536	243,632	83,938,566	88,917,549	68,201,860